Total Revenue and Income - Summary of Total Revenue and Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Transaction activities and other services	R$ 1,294,294	R$ 862,254	R$ 587,289
Taxes and contributions on revenue	(150,208)	(91,978)	(72,687)
Net revenue from transaction activities and other services	1,144,086	770,276	514,602
Equipment rental and subscription services	428,290	365,536	234,741
Taxes and contributions on revenue	(40,257)	(33,971)	(21,062)
Net revenue from subscription services and equipment rental	388,033	331,565	213,679
Financial income	1,700,945	1,352,064	842,025
Taxes and contributions on financial income	(53,928)	(64,304)	(40,703)
Financial income	1,647,017	1,287,760	801,322
Other financial income	140,687	186,367	49,578
Total revenue and income	3,319,823	2,575,968	1,579,181
Recognized at a point in time	1,144,086	770,276	514,602
Recognized over time	R$ 2,175,737	R$ 1,805,692	R$ 1,064,579